Restatement of Previously Issued Financial Statements - Restatement on each financial statement (Details) - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Oct. 14, 2020	Sep. 15, 2020	May 12, 2020
CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Accrued expenses		$ 2,762,980						$ 219	$ 2,762,980
Total current liabilities		2,843,254						155,902	2,843,254
Total liabilities		38,769,767						37,017,263	38,769,767
Accumulated deficit		(37,938,693)	$ (40,134,961)	$ (25,406,059)	$ (26,930,154)	$ (26,930,154)	$ (40,134,961)	(35,216,823)	(37,938,693)	$ (27,366,562)	$ (26,977,565)
Total Shareholders' Equity (Deficit)	$ 14,268	(37,937,930)	(40,134,198)	(25,405,296)	(26,929,291)	(26,929,291)	(40,134,198)	(35,216,060)	(37,937,930)	(27,310,669)	(26,976,702)	$ 0
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses		620,994			732,832	743,564		922,064	3,675,107
Loss from operations		(620,994)			(732,832)	(743,564)		(922,064)	(3,675,107)
Net income (loss)	$ (10,732)	$ 2,196,268	(14,728,902)	9,810,764	$ (654,632)	(665,364)		(8,766,527)	(2,721,870)
Statement Of Cash Flows Abstarct
Profit Loss						(665,364)		(8,766,527)	(2,721,870)
Accrued expenses						$ 2,300		(74,781)	$ 2,762,761
Class A ordinary shares
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		$ 0.06			$ (0.05)				$ (0.07)
Diluted net income (loss) per ordinary share						$ (0.06)
Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Reclassification Of Permanent Equity Into Temporary Equity		10.00							10.00
Class A Ordinary Shares subject to possible redemption		$ 305,303,010	305,303,010	305,303,010			305,303,010	$ 305,303,010	$ 305,303,010
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		$ 0.06			(0.05)	(0.06)		$ (0.39)	$ (0.07)
Diluted net income (loss) per ordinary share		0.06			(0.05)	(0.06)		$ (0.39)	(0.07)
Class B ordinary shares
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		$ 0.06			(0.05)				$ (0.07)
Diluted net income (loss) per ordinary share						(0.06)
Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A ordinary shares		$ 763						$ 763	$ 763
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		$ 0.06			(0.05)	(0.06)		$ (0.39)	$ (0.07)
Diluted net income (loss) per ordinary share		$ 0.06			$ (0.05)	$ (0.06)		$ (0.39)	$ (0.07)
As Previously Reported | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A ordinary shares					$ 319	$ 319		$ 402		324	320
Additional paid-in capital					5,664,191	5,664,191		13,765,368		5,859,953	5,711,600
Accumulated deficit					(665,364)	(665,364)		(8,766,527)		(861,137)	(712,775)
Total Shareholders' Equity (Deficit)					5,000,009	5,000,009		5,000,006		5,000,003	5,000,008
CONDENSED STATEMENTS OF OPERATIONS
Net income (loss)					$ (654,632)	$ (665,364)		$ (8,766,527)
As Previously Reported | Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share					$ 0.00	$ 0.00		$ 0.00
Diluted net income (loss) per ordinary share					0.00	0.00		0.00
As Previously Reported | Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share					(0.01)	(0.01)		(1.16)
Diluted net income (loss) per ordinary share					$ (0.01)	$ (0.01)		$ (1.16)
As Previously Reported | Restatement of Redeemable Common Stock As Temporary Equity | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Accrued expenses		$ 5,097,232							$ 5,097,232
Total current liabilities		5,177,506							5,177,506
Total liabilities		41,104,019							41,104,019
Class A ordinary shares				304
Additional paid-in capital			18,683,457	3,954,702			18,683,457
Accumulated deficit		(40,272,945)	(13,684,665)	1,044,237			(13,684,665)		(40,272,945)
Total Shareholders' Equity (Deficit)		(40,272,182)	5,000,006	5,000,006			5,000,006		(40,272,182)
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses		2,955,246							6,009,359
Loss from operations		(2,955,246)							(6,009,359)
Net income (loss)		$ (137,984)							(5,056,122)
Statement Of Cash Flows Abstarct
Profit Loss									(5,056,122)
Accrued expenses									$ 5,097,013
Change in value of Class A ordinary shares subject to redemption				9,810,764			(4,897,138)
As Previously Reported | Restatement of Redeemable Common Stock As Temporary Equity | Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A Ordinary Shares subject to possible redemption			260,168,806	274,897,708			260,168,806
Class A ordinary shares			451				451
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		$ 0.00							$ (0.13)
Diluted net income (loss) per ordinary share		0.00							(0.13)
As Previously Reported | Restatement of Redeemable Common Stock As Temporary Equity | Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		0.00							(0.13)
Diluted net income (loss) per ordinary share		$ 0.00							$ (0.13)
Revision Adjustments | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A ordinary shares					$ (319)	$ (319)		$ (402)		(324)	(320)
Additional paid-in capital					(5,664,191)	(5,664,191)		(13,765,368)		(5,859,953)	(5,711,600)
Accumulated deficit					(26,264,790)	(26,264,790)		(26,450,296)		(26,450,395)	(26,264,790)
Total Shareholders' Equity (Deficit)					$ (31,929,300)	$ (31,929,300)		$ (40,216,066)		$ (32,310,672)	$ (31,976,710)
Revision Adjustments | Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share					$ (0.05)	$ (0.06)		$ (0.39)
Diluted net income (loss) per ordinary share					(0.05)	(0.06)		(0.39)
Revision Adjustments | Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share					(0.04)	(0.05)		0.77
Diluted net income (loss) per ordinary share					$ (0.04)	$ (0.05)		$ 0.77
Revision Adjustments | Restatement of Redeemable Common Stock As Temporary Equity | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Accrued expenses		$ (2,334,252)							$ (2,334,252)
Total current liabilities		(2,334,252)							(2,334,252)
Total liabilities		(2,334,252)							(2,334,252)
Class A ordinary shares				(304)
Additional paid-in capital			(18,683,457)	(3,954,702)			(18,683,457)
Accumulated deficit		2,334,252	(26,450,296)	(26,450,296)			(26,450,296)		2,334,252
Total Shareholders' Equity (Deficit)		2,334,252	(45,134,204)	(30,405,302)			(45,134,204)		2,334,252
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses		(2,334,252)							(2,334,252)
Loss from operations		2,334,252							2,334,252
Net income (loss)		$ 2,334,252							2,334,252
Statement Of Cash Flows Abstarct
Profit Loss									2,334,252
Accrued expenses									$ (2,334,252)
Change in value of Class A ordinary shares subject to redemption				(9,810,764)			4,897,138
Revision Adjustments | Restatement of Redeemable Common Stock As Temporary Equity | Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
STATEMENT OF FINANCIAL POSITION ABSTRACT
Class A Ordinary Shares subject to possible redemption			45,134,204	$ 30,405,302			45,134,204
Class A ordinary shares			$ (451)				$ (451)
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		$ 0.06							$ 0.06
Diluted net income (loss) per ordinary share		0.06							0.06
Revision Adjustments | Restatement of Redeemable Common Stock As Temporary Equity | Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
CONDENSED STATEMENTS OF OPERATIONS
Basic net income (loss) per ordinary share		0.06							0.06
Diluted net income (loss) per ordinary share		$ 0.06							$ 0.06